Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of Significant Changes In The Contract Liabilities
A summary of significant changes in the contract liabilities balance during the period is as follows:

(in thousands)	Deferred revenue
Balance as at December 31, 2019	$—
Increases due to amounts collected	5,450
Revenues recognized from current period increases	(185)

Balance as at December 31, 2020	5,265
Increases due to amounts collected	2,300
Revenues recognized from current period increases	(1,506)

Balance as at December 31, 2021	$6,059

Of the December 31, 2021 contract liabilities balance, the Company expects to recognize the following amounts as revenue in the succeeding years:

Years ended December 31,	Amount (in thousands)
2022	$1,815
2023	1,940
2024	1,755
2025	424
2026	125

Total	$6,059